LONG-TERM LOANS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2012	Feb. 21, 2006	May 31, 2010 Banks [Member]	May 31, 2010 Mivtach [Member]
Debt Instrument [Line Items]
Amount of debt extinguished	$ 675				$ 2,400
Total debt, amount maturing in 5 years		1,000			1,000
Total debt, amount maturing in 10 years		600			600
Debt instrument, face amount			$ 300	$ 3,000		$ 850
Debt instrument, number of installments						20